Business and Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Business Description and Accounting Policies [Abstract]
Nature of business

        Nature of business—Byline Bancorp, Inc. (the "Company," "we," "us," "our") is a bank holding company whose principal activity is the ownership and management of its subsidiary bank, Byline Bank (the "Bank"). The Bank originates commercial, mortgage and consumer loans and leases, government guaranteed loans, and receives deposits from customers located primarily in the Chicago, Illinois metropolitan area. The Bank operates 56 Chicago metropolitan area and one Brookfield, Wisconsin, banking offices. The Bank operates under a state bank charter, provides a full range of banking services, and has full trust powers. As a state-chartered financial institution that is not a member of the Federal Reserve System, the Bank is subject to regulation by the Illinois Department of Financial and Professional Regulation and the Federal Deposit Insurance Corporation. The Company is regulated by the Board of Governors of the Federal Reserve System.

        On June 28, 2013, the Company completed an external recapitalization involving a series of transactions that included the merging of the Company's multiple subsidiary banks into the Bank. In connection with the merger of the subsidiary banks at the time of recapitalization, the Company entered into certain Conditions and Commitments to the merger and integration of the banks, which contained on-going requirements related to payment of dividends, execution of an integration plan, director and senior officer appointments, changes in responsibilities, and reporting requirements. The Company accounted for the external recapitalization as a business combination in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 805, Business Combinations. The transaction qualified as a recapitalization under Section 368(a)(1)(E) of the Internal Revenue Code and resulted in carryover treatment of the existing tax bases and tax loss carryforwards.

        The Company is a participant in the Small Business Administration ("SBA") and the United States Department of Agriculture ("USDA") (collectively referred to as "government guaranteed loans") lending programs and originates government guaranteed loans as a result of its acquisition of Ridgestone Financial Services, Inc. ("Ridgestone") on October 14, 2016. See Note 3—Acquisition of a Business for additional information regarding the transaction.

        The Company also engages in short-term direct financing lease contracts through BFG Corporation, doing business as Byline Financial Group ("BFG"), a wholly-owned subsidiary of the Bank. BFG is located in Bannockburn, Illinois with sales offices in Texas, North Carolina, Florida, New York, Michigan and Arizona.

        On June 14, 2017, stockholders of record as of May 22, 2017 voted to approve an Agreement and Plan of Merger between Byline Bancorp, Inc., an Illinois corporation ("Byline Illinois"), and Byline Bancorp, Inc., a wholly owned Delaware subsidiary of the Company, including the amended and restated certificate of incorporation and by-laws of the Company. Each share of Byline Illinois common stock issued and outstanding immediately prior to the effective time of the Merger was converted automatically into the right to receive one fifth (0.20) of a share of common stock of the Company. Fractional shares are to be paid in cash based on the initial public offering price of Byline Bancorp, Inc.'s common stock.

Basis of financial statement presentation and consolidation

        Basis of financial statement presentation and consolidation—The consolidated financial statements include the accounts of the Company and its subsidiaries. Significant intercompany items and transactions have been eliminated in consolidation. The accounting and reporting policies of the Company conform to accounting principles generally accepted in the United States of America ("GAAP") as contained within the FASB's ASC and rules and regulations of the Securities and Exchange Commission ("SEC"), including the instructions to Regulation S-X. In accordance with applicable accounting standards, the Company does not consolidate statutory trusts established for the sole purposes of issuing trust preferred securities and related trust common securities. See Note 15, Junior Subordinated Debentures, for additional discussion. Dollars within footnote tables disclosed within the consolidated financial statements are presented in thousands, except share and per share data. Operating results include the years ended December 31, 2016 and 2015.

Use of estimates

        Use of estimates—In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of certain assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the Consolidated Statements of Financial Condition and certain revenues and expenses for the periods included in the Consolidated Statements of Operations and the accompanying notes. Actual results could differ from those estimates.

        Estimates that are particularly susceptible to significant changes in the near term relate to the determination of expected cash flows of acquired impaired loans, the allowance for loan and lease losses, valuation of servicing assets, fair value measurements for assets and liabilities, goodwill, other intangible assets, and assessment of the requirement for a valuation allowance against deferred tax assets.

Basic and diluted earnings per share

        Basic and diluted earnings per share—Basic earnings per common share is computed by dividing income available to common stockholders by the weighted-average number of common shares outstanding for the period. Diluted earnings per common share reflects the potential dilution that would occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that would then be shared in the earnings of the Company. Diluted earnings per common share is computed using the weighted-average number of shares determined for the basic earnings per common share computation plus the diluted effect of share-based compensation using the treasury stock method.

Business combinations

        Business combinations—The Company accounts for business combinations under the acquisition method of accounting in accordance with ASC Topic 805, Business Combinations ("ASC 805"). The Company recognizes the fair value of the assets acquired and liabilities assumed as of the date of acquisition, with any excess of the fair value of consideration provided over the fair value of the identifiable net tangible and intangible assets acquired recorded as goodwill. Transaction costs are immediately expensed. The results of operations of the acquired business are included in the Consolidated Statements of Operations from the effective date of the acquisition, which is the date control is obtained.

        In accordance with ASC 805, the acquiring company retains the right to make appropriate adjustments to the assets and liabilities of the acquired entity for information obtained during the measurement period about facts and circumstances that existed as of the acquisition date. The measurement period ends as of the earlier of (a) one year from the acquisition date or (b) the date when the acquirer receives the information necessary to complete the business combination accounting.

Cash and cash equivalents

        Cash and cash equivalents—Cash and cash equivalents have original maturities of three months or less. The Company holds cash and cash equivalents on deposit with other banks and financial institutions in amounts that periodically exceed the federal deposit insurance limit. The Company evaluates the credit quality of these banks and financial institutions to mitigate its credit risk and has not experienced any losses in such accounts.

        Cash on hand or on deposit with the Federal Reserve Bank of Chicago was required to meet regulatory reserve and clearing requirements. The reserve requirement was $14.1 million and $8.9 million as of December 31, 2016 and 2015, respectively, and the Bank met the requirement at each balance sheet date. The average amount of interest bearing deposits with other banks for the years ended December 31, 2016 and 2015 were $33.0 million and $69.0 million, respectively.

Securities

        Securities—Securities that are held principally for resale in the near term are classified as trading and recorded at fair value with changes in fair value included in earnings. The Company did not invest in securities classified as trading during 2016 and 2015. Securities are classified as available-for-sale if the instrument may be sold in response to such factors including changes in market interest rates and related changes in prepayment risk, needs for liquidity, changes in the availability of and the yield on alternative instruments, and changes in funding sources and terms. Gains or losses on the sales of available-for-sale securities are recorded on the trade date and determined using the specific-identification method. Unrealized holding gains or losses, net of tax, on available-for-sale securities are carried as accumulated other comprehensive income (loss) within stockholders' equity until realized. Securities are classified as held-to-maturity and carried at amortized cost when management has the positive intent and ability to hold them to maturity.

        Fair values of securities are generally based on quoted market prices for the same or similar instruments. Interest income includes the amortization of purchase premiums and discounts, which are recognized using the effective interest method over the period to maturity.

        Management evaluates securities for other-than-temporary impairment ("OTTI") on a quarterly basis, and more frequently when economic or market conditions warrant such evaluation. The evaluation is based upon factors such as the creditworthiness of the issuers or guarantors, the underlying collateral, if applicable, and the continuing performance of the securities. Management also evaluates other facts and circumstances that may be indicative of an OTTI condition. This includes, but is not limited to, an evaluation of the type of security, length of time and extent to which the fair value has been less than cost, and near-term prospects of the issuer.

        The Company's assessment of OTTI considers whether it intends to sell a security or if it is likely that it would be required to sell the security before recovery of the amortized cost basis of the investment, which may be at maturity. For debt securities, if the Company intends to sell the security or it is more likely than not that it will be required to sell the security before recovering its cost basis, the entire impairment loss is recognized in earnings as an OTTI. If the Company does not intend to sell the security and it is more likely than not that it will be required to sell the security, and the Company does not expect to recover the entire amortized cost basis of the security, only the portion of the impairment loss representing credit losses would be recognized in earnings. The credit loss on a security is measured as the difference between the amortized cost basis and the present value of the cash flows expected to be collected. Projected cash flows are discounted by the original or current effective interest rate depending on the nature of the security being measured for potential OTTI. The remaining impairment related to all other factors, the difference between the present value of the cash flows expected to be collected and fair value, is recognized as a charge to other comprehensive income (loss).

Restricted stock

        Restricted stock—The Company owns stock of the Federal Home Loan Bank of Chicago ("FHLB"). No ready market exists for this stock, and it has no quoted market value. As a member of the FHLB system, the Bank is required to maintain an investment in FHLB stock. The stock is redeemable at par by the FHLB and is, therefore, carried at cost. In addition, the Company owns stock of Bankers Bank that was acquired as part of the Ridgestone transaction. The stock is redeemable at par and carried at cost.

        Restricted stock is generally viewed as a long-term investment. Accordingly, when evaluating for impairment, its value is determined based on the ultimate recoverability of the par value rather than by recognizing temporary declines in value. The Bank did not recognize impairment of its restricted stock as a result of its impairment analyses for the years ended December 31, 2016 and 2015.

Loans held for sale

        Loans held for sale—Loans that management has the intent and ability to sell are designated as held for sale. Government guaranteed loans and mortgage loans originated are carried at either amortized cost or estimated fair value. The Company determines whether to account for loans at fair value or amortized cost at origination. The loans accounted for at fair value remain at fair value after the determination. The loans accounted for at amortized cost are carried at the lower of cost or fair value, valued on a loan by loan basis. Net unrealized losses, if any, are recorded as a valuation allowance and charged to earnings. Gains or losses on sales of government guaranteed loans are recognized based on the difference between the net sales proceeds, carrying value of the sold loan, fair value of the servicing asset recognized, and fair value of the retained loan (if any), and are reflected as operating activities in the Consolidated Statements of Cash Flows. The difference between the initial carrying balance of the retained loan and the relative fair value is recorded as a discount to the retained loan, establishing a new carrying balance. The recorded discount is accreted to earnings on a level yield basis. Government guaranteed loans are generally sold with servicing retained.

        Loans transferred to loans held for sale are carried at the lower of cost or fair value, less estimated costs to sell. At the time of transfer, write-downs are recorded as charge-offs, establishing a new cost basis. Any subsequent adjustments are determined on an individual loan basis and are recognized as a charge to non-interest income. Sales proceeds received that are in excess of the new cost basis within 90 days are recorded to the allowance for loan and lease losses, up to the amount previously charged off. Any remaining proceeds are recorded as a gain on sale and included in non-interest income. Sales proceeds that are less than the new cost basis upon transfer and are received within 90 days of classifying the loans as held for sale are recorded as a charge-off to the allowance for loan and lease losses. Any proceeds received after 90 days of classifying the loans as held for sale are recorded as a gain or loss on sale and included in other non-interest income.

Originated loans

        Originated loans—Originated loans are stated at the amount of unpaid principal outstanding, net of purchase premiums and discounts, and any deferred fees or costs. Net deferred fees, costs, discounts and premiums are recognized as yield adjustments over the contractual life of the loan. Interest on loans is calculated daily based on the principal amount outstanding.

        Originated loans are classified as impaired when, based on current information and events, it is probable that the Bank will be unable to collect the scheduled payments of principal and interest when due, in accordance with the terms of the original loan agreement. The carrying value of impaired loans is based on the present value of expected future cash flows (discounted at each loan's effective interest rate) or, for collateral dependent loans, at the fair value of the collateral less estimated selling costs. If the measurement of each impaired loan's value is less than the recorded investment in the loan, impairment is recognized and the carrying value of the loan is adjusted in the allowance for loan and lease losses as a specific component provided or through a charge-off of the impaired portion of the loan.

        Accrual of interest on impaired loans is discontinued when the loan is 90 days past due or when, in management's opinion, the borrower may be unable to make payments as they become due. When the accrual of interest is discontinued, all unpaid accrued interest is reversed through interest income. Payments received during the time a loan is on non-accrual status are applied to principal. Interest income is not recognized until the loan is returned to accrual status or after the principal balance is paid in full. Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured as evidenced by agreed upon performance for a period of not less than six months.

Troubled debt restructuring

        Troubled debt restructuring—A troubled debt restructuring ("TDR") is a formal restructuring of a loan in which the Bank, for economic or legal reasons related to the borrower's financial difficulties, grants a concession to the borrower. The concessions may be granted in various forms, including providing a below-market interest rate, reduction in the loan balance or accrued interest, extension of the maturity date, or a combination of these. Troubled debt restructurings are considered to be impaired loans and are subject to the Bank's impaired loan accounting policy. Acquired impaired loans are not subject to TDR accounting.

        The Bank does not accrue interest on a TDR unless it believes collection of all principal and interest under the modified terms is reasonably assured. For a TDR to begin accruing interest, the borrower must demonstrate some level of past performance and the future capacity to perform under the modified terms. Generally, six months of consecutive payment performance under the restructured terms is required before a TDR is returned to accrual status.

Direct finance leases

        Direct finance leases—The Bank engages in leasing for small-ticket equipment, software, machinery and ancillary supplies and services to customers under leases that qualify as direct financing leases for financial reporting. Certain leases qualify as operating leases for income tax purposes. Under the direct financing method of accounting, the minimum lease payments to be received under the lease contract, together with the estimated unguaranteed residual values of up to 15% of the cost of the related equipment, are recorded as lease receivables when the lease is signed and funded and the lease property is delivered to the customer. The excess of the minimum lease payments and residual values over the amount financed is recorded as unearned lease income. Unearned lease income is recognized over the term of the lease based on the effective yield interest method. Residual value is the estimated fair market value of the equipment on lease at lease termination. In estimating the equipment's fair value at lease termination, the Bank relies on historical experience by equipment type and manufacturer and, where available, valuations by independent appraisers, adjusted for known trends. The Bank's estimates are for reasonableness; however, the amounts the Bank will ultimately realize could differ from the estimated amounts. If the review results in other-than-temporary impairment, the impairment is recognized in current period earnings. An upward adjustment of the estimated residual value is not recorded.

        The policies for delinquency and non-accrual for direct finance leases are materially consistent with those described for all classes of loan receivables.

        The Bank defers and amortizes certain initial direct costs over the contractual term of the lease as an adjustment to the yield. The unamortized direct costs are recorded as a reduction of unearned lease income.

Acquired impaired loans

        Acquired impaired loans—Loans initially acquired with evidence of credit quality deterioration are accounted for under ASC Topic 310-30, Accounting for Purchased Loans with Deteriorated Credit Quality ("ASC 310-30"). These loans were recorded either on a pool or a loan-by-loan basis at their estimated fair value where applicable. The Bank aggregated loans into pools based on similar credit risks and predominant risk characteristics such as delinquency status and loan type.

        Management estimated the fair values of acquired loans at both the recapitalization date and the Ridgestone acquisition date based on estimated future cash flows. The excess of cash flows expected to be collected over a loan's carrying value is considered to be the accretable yield and is recognized as interest income over the estimated life of the loan or pool using the effective yield method. The acquisition date estimates of accretable yield may subsequently change due to changes in management's estimates of timing and amounts of expected cash flows. The excess of the contractual amounts due over the cash flows expected to be collected is considered to be the non-accretable difference. The non-accretable difference represents the Bank's estimate of the credit losses expected to occur and is considered in determining the fair value of the loans. Reclassifications between accretable yield and non-accretable difference represent changes in expected cash flows over the remaining estimated life of the loan or pool. Subsequent increases in expected cash flows over those expected at inception are adjusted through an increase to the accretable yield on a prospective basis. Any subsequent decreases in expected cash flows attributable to credit deterioration are recognized by recording an additional provision for loan losses.

        Once a pool of loans is assembled, the integrity of the pool is maintained. A loan can only be removed from a pool if either of the following conditions is met: (1) the Bank sells, forecloses, or otherwise receives assets in satisfaction of the loan, or (2) the loan is written off. A refinancing or restructuring of a loan does not result in a removal of a loan from a pool. Loan sales are accounted for under ASC Topic 860, Transfers and Servicing ("ASC 860"), when control over the assets have been relinquished. See transfers of financial assets accounting policy.

Acquired non-impaired loans and leases

        Acquired non-impaired loans and leases—Acquired non-impaired loans and leases are accounted for under ASC Subtopic 310-20, Receivables Nonrefundable Fees and Other Costs ("ASC 310-20"). These loans and leases were individually recorded at fair value at the time of acquisition. The component of fair value representing an adjustment to an asset's outstanding principal balance is accreted or amortized over the life of the related asset as a yield adjustment. Any previously recognized allowance for loan and lease losses and unearned fees or discounts are not carried over and recognized at the date of acquisition. The balance of the asset is then evaluated periodically pursuant to the Bank's allowance for loan and lease loss accounting policy and any adjustment required for credit risk is recorded within the allowance for loan and lease losses.

Allowance for loan and lease losses and reserve for unfunded commitments

        Allowance for loan and lease losses and reserve for unfunded commitments—The allowance for loan and lease losses is maintained at a level management believes is appropriate to provide for probable loan and lease losses as of the date of the Consolidated Statements of Financial Condition. The allowance for loan and lease losses is increased by a provision for loans and lease losses and decreased by charge-offs, net of recoveries. Loan and lease losses are charged against the allowance for loan and lease losses when management believes the uncollectibility of a loan balance is confirmed. Subsequent recoveries, if any, are credited to the allowance for loan and lease losses. The allowance for loan and lease losses is based on management's evaluation of the loan and lease portfolio giving consideration to the nature and volume of the loan portfolio, the value of the underlying collateral, overall portfolio quality, review of specific problem loans, and prevailing economic conditions that may affect the borrower's ability to pay. While management uses the best information available to make its evaluation, future adjustments to the allowance for loan and lease losses may be necessary if there are significant changes in economic condition. The allowance for loan and lease losses consists of general and specific components. Allocations of the allowance for loan and lease losses not attributable to acquired impaired loans may be made for specific loans and leases, but the entire allowance is available for any loan and lease that, in management's judgement, should be charged off.

        The general component covers loans and leases that are collectively evaluated for impairment. Larger groups of smaller balance homogeneous loans, such as consumer and residential real estate loans, and leases are collectively evaluated for impairment, and accordingly, they are not included in the separately identified impairment disclosures. The general component is based on a trailing 12-quarter weighted average loss rate for each loan category based on the Company's peer group and adjusted for qualitative and other economic factors. These factors include (1) changes in lending policies and procedures, including changes in underwriting standards and collections, charge-off and recovery practices; (2) changes in international, national, regional and local conditions; (3) changes in the nature and volume of the portfolio and terms of the loans and leases; (4) changes in experience, depth and ability of lending management and other relevant staff; (5) changes in the volume and severity of past due loans and leases; (6) changes in the quality of the Company's loan review system; (7) changes in the value of the underlying collateral for collateral dependent loans; (8) existence and effect of any concentrations of credit and changes in the levels of such concentrations; and (9) the effect of other external factors (i.e., competition, legal and regulatory requirements) on the level of estimated credit losses. Based upon management's judgement of other factors that fall outside of the predefined qualitative or historical loss rates, the allowance for loan and lease losses may include an unallocated component as a proportion of the loan and lease categories collectively evaluated for impairment.

        The specific component relates to loans that are risk-rated substandard or worse, and based on current information and events, it is likely that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. Factors considered by management in determining the impairment include payment status, collateral value, strength of guarantor, and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired and are reviewed on a case-by-case basis. TDRs are individually evaluated for impairment and are measured at the present value of estimated future cash flows using the loan's effective rate at origination. If a TDR is considered to be a collateral dependent loan, the loan is reported at the fair value of the collateral, less estimated costs to sell.

        The allowance for loan losses also includes amounts representing decreases in expected cash flows attributable to credit deterioration of acquired impaired loans. The evaluation is inherently subjective, as it requires estimates that are susceptible to significant revision as more information becomes available.

        A reserve for unfunded commitments is maintained at a level that, in the opinion of management, is sufficient to absorb probable losses associated with the Bank's commitment to lend funds under existing agreements, such as letters or lines of credit. Management determines the appropriate reserve for unfunded commitments based upon reviews of individual credit facilities, current economic conditions, the risk characteristics of the various categories of commitments, and other relevant factors. The reserve for unfunded commitments is based on estimates, and ultimate losses may vary from the current estimates. These estimates are evaluated on a quarterly basis and, as adjustments become necessary, they are recognized in earnings in the periods in which they become known. Advances that are considered uncollectible are charged to the reserve for unfunded commitments.

        Provisions and recoveries of advances previously charged-off are recognized within the reserve for unfunded commitments, which is included in other liabilities within the Consolidated Statements of Financial Condition. The factors supporting the allowance for loan and lease losses and the reserve for unfunded commitments do not diminish the fact that the entire allowance for loan and lease losses and reserve for unfunded commitments not attributable to acquired impaired loans are each available to absorb losses in the loan and lease portfolios and related commitment portfolio, respectively.

        The allowance for loan and lease losses and reserve for unfunded commitments are both subject to review by regulatory agencies during examinations and may require us to recognize adjustments to the allowance for loan and lease losses or the reserve for unfunded commitments.

Servicing assets

        Servicing assets—Servicing assets are recognized separately when they are acquired through sales of loans. When loans are sold, servicing assets are recorded at fair value in accordance with ASC 860. Fair value is based on market prices for comparable servicing contracts, when available, or alternatively, is based on a valuation model that calculates the present value of estimated future net servicing income.

        Sales of government guaranteed loans are executed on a servicing retained basis. The standard SBA loan sale agreement is structured to provide the Company with a servicing spread paid from a portion of the interest cash flow of the loan. SBA regulations require the Bank to retain a portion of the cash flow from the interest payments received for a sold loan. The USDA loan sale agreements are not standardized with respect to servicing.

        Servicing fee income, which is reported on the Consolidated Statements of Operations as servicing fees, is recorded for fees earned for servicing loans. The fees are based on a contractual percentage of the outstanding principal. Late fees and ancillary fees related to loan servicing are not material.

        The Company has elected the fair value measurement method and measures servicing rights at fair value at each reporting date and reports changes in fair value of servicing assets in earnings in the period in which the changes occur, and are included with servicing fees on the Consolidated Statements of Operations. The fair values of servicing rights are subject to significant fluctuations as a result of changes in estimated and actual prepayment speeds, default rates, and losses.

Concentrations of credit risk

        Concentrations of credit risk—Most of the Bank's business activity is concentrated with customers located within its principal market areas, with the exception of government guaranteed loans and leasing activities. The Bank originates commercial real estate, construction, land development and other land, commercial and industrial, residential real estate, installment and other loans, and leases. Generally, loans are secured by accounts receivable, inventory, deposit accounts, personal property or real estate.

        Rights to collateral vary and are legally documented to the extent practicable. The Bank has a concentration in commercial real estate loans and the ability of borrowers to honor these and other contracts is dependent upon the real estate and general economic conditions within their geographic market.

Transfers of financial assets

        Transfers of financial assets—Transfers of financial assets are accounted for as sales when control over the assets has been relinquished. The Company has assessed that partial sales of financial assets meet the definition of participating interest. Control over transferred assets is deemed to be surrendered when the assets have been isolated from the Company and the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets. Gains or losses are recognized in the period of sale upon derecognition of the asset.

Premises and equipment

        Premises and equipment—Premises and equipment acquired through a business combination are stated at the acquisition date fair value. All other premises and equipment are stated at cost less accumulated depreciation. Depreciation on premises and equipment is recognized on a straight-line basis over their estimated useful lives ranging from three to 39 years. Land is also carried at its fair value following a business combination and is not subject to depreciation. Leasehold improvements are amortized over the shorter of the life of the related asset or expected term of the underlying lease. Gains and losses on the dispositions of premises and equipment are included in non-interest income. Expenditures for new premises, equipment and major betterments are capitalized. Normal costs of maintenance and repairs are expensed as incurred.

        Long-lived depreciable assets are evaluated periodically for impairment when events or changes in circumstances indicate the carrying amounts may be not recoverable. Impairment exists when the undiscounted expected future cash flows of a long-lived asset are less than its carrying value. In that event, the Company recognizes a loss for the difference between the carrying amount and the estimated fair value of the asset based on a quoted market price, if applicable, or a discounted cash flow analysis. Impairment losses are recorded in non-interest expense.

Assets held for sale

        Assets held for sale—Assets held for sale consist of former branch locations and real estate previously purchased for expansion. Assets are considered held for sale when management has approved to sell the assets following a branch closure or other events. The properties are being actively marketed and transferred to assets held for sale based at the lower of its carrying value or its fair value, less estimated costs to sell.

Other real estate owned

        Other real estate owned—Other real estate owned ("OREO") includes real estate assets that have been acquired through, or in lieu of, loan foreclosure or repossession and are to be sold. OREO assets are initially recorded at fair value, less estimated costs to sell, of the collateral of the loan, on the date of foreclosure or repossession, establishing a new cost basis. Adjustments that reduce loan balances to fair value at the time of foreclosure or repossession are recognized as charge-offs in the allowance for loan and lease losses. Positive adjustments, if any, at the time of foreclosure or repossession are recognized in non-interest expense. After foreclosure or repossession, management periodically obtains new valuations, and real estate or other assets may be adjusted to a lower carrying amount, determined by the fair value of the asset, less estimated costs to sell. Any subsequent write-downs are recorded as a decrease in the asset and charged against other real estate owned valuation adjustments. Operating expenses of such properties, net of related income, are included in non-interest expense, and gains and losses on their disposition are included in non-interest expense. Gains on internally financed other real estate owned sales are accounted for in accordance with the methods stated in ASC Topic 360-20, Real Estate Sales ("ASC 360-20"). Any losses on the sales of other real estate owned properties are recognized immediately.

Goodwill

        Goodwill—The excess of the cost of the recapitalization and acquisitions over the fair value of the net assets acquired, including core deposit intangible, consists of goodwill. Goodwill is not amortized but is periodically evaluated for impairment under the provisions of ASC Topic 350, Intangibles—Goodwill and Other ("ASC 350").

        Impairment testing is performed using either a qualitative or quantitative approach at the reporting unit level. All of the Company's goodwill is allocated to the Bank, which is the Company's only applicable reporting unit for the purposes of testing goodwill for impairment. The Company has selected November 30 as the date it performs the annual goodwill impairment test. Additionally, the Company performs a goodwill impairment evaluation on an interim basis when events or circumstances indicate impairment potentially exists. The Company performs impairment testing using a qualitative approach to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. A significant amount of judgment is involved in determining if an indicator of impairment has occurred. Such indicators may include, among others, a material change in the estimated value of the Company based on current market multiples common for community banks of similar size and operations; a significant adverse change in legal factors or in the business climate; adverse action or assessment by a regulator; and unanticipated competition. If the assessment of qualitative factors indicates that it is not more likely than not that impairment exists, no further testing is performed; otherwise, the Company would proceed with a quantitative two-step goodwill impairment test. In the first step, the Company compares its estimate of the fair value of the reporting unit, which is based on a discounted cash flow analysis, with its carrying amount, including goodwill. If the fair value of the reporting unit exceeds its carrying amount, goodwill of the reporting unit is not impaired and the second step is not required. If necessary, the second step compares the implied fair value of the reporting unit goodwill with the carrying amount of that goodwill. The implied fair value of goodwill is determined by assigning the value of the reporting unit to all of the assets and liabilities of that unit, including any other identifiable intangible assets. An impairment loss is recognized if the carrying amount of the reporting unit goodwill exceeds the implied fair value of the goodwill.

        Based on an annual analysis completed as of November 30, 2016, the Company determined that it is more likely than not that goodwill was not impaired.

Other intangible assets

        Other intangible assets—Other intangible assets primarily consist of core deposit intangible assets. Other intangible assets with definite useful lives are amortized to their estimated residual values over their respective estimated useful lives, and are also reviewed periodically for impairment. Amortization of other intangible assets is included in other non-interest expense. Core deposit intangibles were recognized apart from goodwill at the time of the recapitalization and the acquisition of Ridgestone based on market valuations. Core deposit intangibles are amortized over a ten-year period. In valuing core deposit intangibles, the Company considered variables such as deposit servicing costs, attrition rates and market discount rates. If the estimated fair value is less than the carrying value, the core deposit intangible would be reduced to such value and the impairment recognized as non-interest expense. The Company did not recognize impairment on its core deposit intangibles for the years ended December 31, 2016 and 2015.

Bank-owned life insurance

        Bank-owned life insurance—The Bank holds life insurance policies that provide protection against the adverse financial effects that could result from the death of current and former employees, and provide tax deferred income. Although the lives of individual current or former management-level employees are insured, the Bank is the owner and is split beneficiary on certain policies. The Bank is exposed to credit risk to the extent an insurance company is unable to fulfill its financial obligations under a policy. Split-dollar life insurance is recorded as an asset at cash surrender value. Increases in the cash value of these policies, as well as insurance proceeds received, are recorded in other non-interest income and are not subject to income tax. At December 31, 2016 and 2015, bank-owned life insurance totaled $6.6 million and $4.0 million, respectively. The liabilities associated with the bank-owned life insurance were $457,000 and $458,000 at December 31, 2016 and 2015, respectively.

Income taxes

        Income taxes—The Company uses the asset and liability method to account for income taxes. The objective of the asset and liability method is to establish deferred tax assets and liabilities for the temporary differences between the financial reporting basis and the income tax basis of the Company's assets and liabilities at enacted tax rates expected to be in effect when such amounts are realized or settled. The Company's annual tax rate is based on its income, statutory tax rates and available tax planning opportunities. Tax laws are complex and subject to different interpretations by the taxpayer and respective governmental taxing authorities. Significant judgment is required in determining tax expense and in evaluating tax positions, including evaluating uncertainties.

        Deferred income tax assets represent amounts available to reduce income taxes payable on taxable income in future years. Such assets arise because of temporary differences between the financial reporting and tax bases of assets and liabilities, as well as from net operating loss carryforwards. The Company reviews its deferred tax positions periodically and adjusts the balances as new information becomes available. The Company evaluates the recoverability of these future tax deductions by assessing the adequacy of future expected taxable income from all sources, including reversal of taxable temporary differences, forecasted operating earnings and available tax planning strategies. The Company uses short and long-range business forecasts to provide additional information for its evaluation of the recoverability of deferred tax assets. It is the Company's policy to recognize interest and penalties associated with uncertain tax positions, if applicable, as components of non-interest expense.

        A deferred tax valuation allowance is established to reduce the net carrying amount of deferred tax assets if it is determined to be more likely than not that all or some of the deferred tax asset will not be realized. At December 31, 2016, the Company did not record a deferred tax valuation allowance. At December 31, 2015, the Company's recorded valuation allowance related to its net deferred tax assets was $61.4 million.

Derivative financial instruments and hedging activities

        Derivative financial instruments and hedging activities—The Company enters into derivative transactions principally to protect against the risk of adverse price or interest rate movements on the future cash flows of certain assets. ASC Topic 815, Derivatives and Hedging ("ASC 815"), establishes accounting and reporting standards requiring that every derivative instrument be recorded in the statement of condition as either an asset or liability measured at its fair value. The accounting for changes in the fair value of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and on the type of hedging relationship. On the date the derivative contract is entered into, the Company designates the derivative as a fair value hedge, a cash flow hedge, or a non-designated derivative.

        Fair value hedges are accounted for by recording the changes in the fair value of the derivative instrument and the changes in the fair value related to the risk being hedged of the hedged asset or liability on the Consolidated Statements of Financial Condition with corresponding offsets recorded in the Consolidated Statements of Operations. The adjustment to the hedged asset or liability is included in the basis of the hedged item, while the fair value of the derivative is recorded as an asset or liability.

        Cash flow hedges are accounted for by recording the changes in the fair value of the effective portion of the derivative instrument in other comprehensive income (loss) and are recognized in the Consolidated Statements of Operations when the hedged item affects earnings.

        Derivative instruments that are not designated as hedges according to accounting guidance are reported in the Consolidated Statements of Financial Condition at fair value and the changes in fair value are recognized as non-interest income during the period of the change.

        The Company formally documents the relationship between a derivative instrument and a hedged asset or liability, as well as its risk management objective and strategy for undertaking various hedge transactions. The Company also formally assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives that are used in the hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items.

Comprehensive income (loss)

        Comprehensive income (loss)—Recognized revenue, expenses, gains and losses are included in net income (loss). Certain changes in assets and liabilities, such as unrealized gains and losses on available-for-sale securities and adjustments related to cash flow hedges, are reported on a cumulative basis, net of tax effects, as a separate component of equity on the Consolidated Statements of Financial Condition. Changes in such items, along with net income (loss), are components of comprehensive income (loss).

Advertising expense		Advertising expense—Advertising costs are expensed as incurred.
Off-balance sheet instruments

        Off-balance sheet instruments—In the ordinary course of business, the Company has entered into off-balance sheet arrangements consisting of commitments to extend credit, commercial letters of credit, and standby letters of credit. The face amount for these items represents the exposure to loss, before considering customer collateral or ability to repay. Such financial instruments are recorded in the consolidated financial statements when they are funded or when the related fees are incurred or received.

Segment reporting

        Segment reporting—The Company has one reportable segment. The Company's chief operating decision maker evaluates the operations of the Company using consolidated information for purposes of allocating resources and assessing performance. Therefore, segments disclosures are not required.

Loss contingencies

        Loss contingencies—Loss contingencies, including claims and legal actions arising in the ordinary course of business, are recorded as liabilities when the likelihood of loss is probable and an amount or range of loss can be reasonably estimated. Management does not believe there are any such matters that will have a material effect on the Consolidated Financial Statements for the years ended December 31, 2016 and 2015.

Share-based compensation

        Share-based compensation—The Company accounts for share-based compensation in accordance with ASC Topic 718, Compensation—Stock Compensation ("ASC 718"), which requires compensation cost relating to share-based compensation transactions be recognized in the Consolidated Statements of Operations, based generally upon the grant-date fair value of the share-based compensation granted by the Company. Share-based awards may have service, market or performance conditions. Refer to Note 19—Stock Option Plan for additional information.

Fair value of assets and liabilities

        Fair value of assets and liabilities—Fair value is defined as the price that would be received to sell an asset, or paid to transfer a liability, including respective accrued interest balances, in an orderly transaction between market participants at the measurement date. The Company determines fair value based upon quoted prices when available or through the use of alternative approaches, such as matrix or model pricing, when market quotes are not readily accessible or available. The valuation techniques used are based on observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company's market assumptions.

Reclassifications

        Reclassifications—Some items in the prior year consolidated financial statements were reclassified to conform to the current presentation. Reclassifications had no effect on prior year net loss or stockholders' equity.

Recently Issued Accounting Pronouncements

The following reflect recent accounting pronouncements that have been adopted or are pending adoption by the Company. As the Company qualifies as an emerging growth company and has elected the extended transition period for complying with new or revised accounting pronouncements, it is not subject to new or revised accounting standards applicable to public companies during the extended transition period. The accounting pronouncements pending adoption below reflect effective dates for the Company as an emerging growth company with the extended transition period.

Revenue from Contracts with Customers In May 2014, FASB issued Accounting Standards Update (“ASU”) No. 2014-09, deferred by ASU No. 2015-14 and clarifying standards, Revenue from Contracts with Customers, which creates Topic 606 and supersedes Topic 605, Revenue Recognition. The core principle of Topic 606 is that an entity recognizes revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. In general, the new guidance requires companies to use more judgment and make more estimates than under current guidance, including identifying performance obligations in the contract, estimating the amount of variable consideration to include in the transaction price and allocating the transaction price to each separate performance obligation. Under the terms of ASU No. 2015-14 the standard is effective for interim and annual periods beginning after December 15, 2017. Early application is permitted only as of annual reporting periods beginning after December 15, 2016, including interim reporting periods within that reporting period. For financial reporting purposes, the standard allows for either full retrospective adoption, meaning the standard is applied to all of the periods presented, or modified retrospective adoption, meaning the standard is applied only to the most current period presented in the financial statements with the cumulative effect of initially applying the standard recognized at the date of initial application. The Company is currently evaluating the provisions of ASU No. 2014-09 to determine the potential impact the standard will have on the Company’s Consolidated Financial Statements. As a financial institution, the Company’s largest component of revenue, interest income, is excluded from the scope of this ASU. The Company is currently evaluating which, if any, of its sources of non-interest income will be impacted by this ASU. Assuming the Company remains an emerging growth company, the Company expects to adopt this new guidance on January 1, 2019, with a cumulative effect adjustment to opening retained earnings, if such adjustment is deemed to be significant. In April 2016, FASB issued ASU No. 2016-10, Identifying Performance Obligations and Licensing. The amendments in this ASU do not change the core principle of the guidance in Topic 606. Rather, the amendments in this ASU clarify the following two aspects of Topic 606: (1) identifying performance obligations and (2) licensing implementation guidance, while retaining the related principles for those areas. The amendments in this ASU affect the guidance in ASU 2014-09, discussed above, which is not yet effective. The effective date and transition requirements for the amendments in this ASU are the same as the effective date and transition requirements in Topic 606, Revenues from Contracts with Customers. The Company is evaluating the provisions of this ASU in conjunction with ASU No. 2014-09 to determine the potential impact Topic 606 and its amendments will have on the Company’s Consolidated Financial Statements.

In May 2016, FASB issued ASU No. 2016-12, Narrow-Scope Improvements and Practical Expedients, amending ASC Topic 606, Revenue from Contracts with Customers. The amendments in this ASU do not change the core principle of the guidance in Topic 606. Rather, the amendments in this ASU affect only several narrow aspects of Topic 606. The amendments in this ASU affect the guidance in ASU 2014-09, discussed above, which is not yet effective. The effective date and transition requirements for the amendments in this ASU are the same as the effective date and transition requirements in Topic 606. The Company is evaluating the provisions of this ASU in conjunction with ASU No. 2014-09 to determine the potential impact Topic 606 and its amendments will have on the Company’s Consolidated Financial Statements.

Recognition and Measurement of Financial Assets and Financial Liabilities In January 2016, FASB issued ASU No. 2016-01, Recognition and Measurement of Financial Assets and Financial Liabilities. The amendments in this ASU require equity securities to be measured at fair value with changes in the fair value recognized through net income. The amendments allow equity investments that do not have readily determinable fair values to be remeasured at fair value under certain circumstances and require enhanced disclosures about those investments. The amendments simplify the impairment assessment of equity investments without readily determinable fair values. The amendments also eliminate the requirement to disclose the method(s) and significant assumptions used to estimate the fair value that is required to be disclosed for financial instruments measured at amortized cost on the balance sheet. The amendments in this ASU require separate presentation in other comprehensive income of the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk when the entity has elected to measure the liability at fair value in accordance with the fair value option for financial instruments. This amendment excludes from net income gains or losses that the entity may not realize because those financial liabilities are not usually transferred or settled at their fair values before maturity. The amendments in this ASU require separate presentation of financial assets and financial liabilities by measurement category and form of financial asset (that is, securities or loans and receivables) on the balance sheet or in the accompanying notes to the financial statements. The amendments in this ASU are effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. The Company is currently evaluating the provisions of ASU No. 2016-01 to determine the potential impact the new standard will have on the Company’s Consolidated Financial Statements. Assuming the Company remains an emerging growth company, the new authoritative guidance will be effective for reporting periods beginning January 1, 2019 and is not expected to have a significant impact on the Company’s Consolidated Financial Statements.

Leases (Topic 842) In February 2016, FASB issued ASU No. 2016-02, Leases. The amendments in this ASU require lessees to recognize the following for all leases (with the exception of short-term) at the commencement date; a lease liability, which is a lessee’s obligation to make lease payments arising from a lease, measured on a discounted basis; and a right-of-use asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term. The amendments in this ASU leave lessor accounting largely unchanged, although certain targeted improvements were made to align lessor accounting with the lessee accounting model. This ASU simplifies the accounting for sale and leaseback transactions primarily because lessees must recognize lease assets and lease liabilities. Lessees will no longer be provided with a source of off-balance sheet financing. The amendments in this ASU are effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early application is permitted upon issuance. Lessees (for capital and operating leases) and lessors (for sales-type, direct financing, and operating leases) must apply a modified retrospective transition approach for leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements. The modified retrospective approach would not require any transition accounting for leases that expired before the earliest comparative period presented. Lessees and lessors may not apply a full retrospective transition approach. The Company is evaluating the new guidance and its impact on the Company’s Consolidated Statements of Operations and Consolidated Statements of Financial Condition. Assuming the Company remains an emerging growth company, the new authoritative guidance will be effective for reporting periods after January 1, 2020. The Company expects an increase in assets and liabilities as a result of recognizing additional lease contracts where the Company is lessee.

Derivatives and Hedging (Topic 815) In March 2016, FASB issued ASU No. 2016-05, Effect of Derivative Contract Novations on Existing Hedge Accounting Relationships. The amendments in this ASU clarify that a change in the counterparty to a derivative instrument that has been designated as the hedging instrument under Topic 815 (Derivatives and Hedging) does not, in and of itself, require dedesignation of that hedging relationship provided that all other hedge accounting criteria continue to be met. The amendments in this ASU are effective for financial statements issued for fiscal years beginning after December 15, 2016, and interim periods within those fiscal years. An entity has an option to apply the amendments in this ASU on either a prospective basis or a modified retrospective basis. Early adoption is permitted, including adoption in an interim period. This ASU became effective for the Company on January 1, 2017 and did not have a material impact on the Company’s Consolidated Financial Statements.

In March 2016, FASB issued ASU No. 2016-06, Contingent Put and Call Options in Debt Instruments. The amendments in this ASU clarify the requirements for assessing whether contingent call (put) options that can accelerate the payment of principal on debt instruments are clearly and closely related to their debt hosts. To determine how to account for debt instruments with embedded features, including contingent put and call options, an entity is required to assess whether the embedded derivatives must be bifurcated from the host contract and accounted for separately. Part of this assessment consists of evaluating whether the embedded derivative features are clearly and closely related to the debt host. Under existing guidance, for contingently exercisable options to be considered clearly and closely related to a debt host, they must be indexed only to interest rates or credit risk. ASU 2016-06 addresses inconsistent interpretations of whether an event that triggers an entity’s ability to exercise the embedded contingent option must be indexed to interest rates or credit risk for that  option to qualify as clearly and closely related. Diversity in practice has developed because the existing four-step decision sequence in ASC 815 focuses only on whether the payoff was indexed to something other than an interest rate or credit risk. As a result, entities have been uncertain whether they should (1) determine whether the embedded features are clearly and closely related to the debt host solely on the basis of the four-step decision sequence or (2) first apply the four-step decision sequence and then also evaluate whether the event triggering the exercisability of the contingent put or call option is indexed only to an interest rate or credit risk. This ASU clarifies that in assessing whether an embedded contingent put or call option is clearly and closely related to the debt host, an entity is required to perform only the four-step decision sequence in ASC 815 as amended by this ASU. The entity does not have to separately assess whether the event that triggers its ability to exercise the contingent option is itself indexed only to interest rates or credit risk. The amendments in this ASU are effective for financial statements issued for fiscal years beginning after December 15, 2016, and interim periods within those fiscal years. This ASU became effective for the Company on January 1, 2017 and did not have a material impact on the Company’s Consolidated Financial Statements.

In August 2017, FASB issued ASU No. 2017-12, Targeted Improvements to Accounting for Hedging Activities. The amendments in this ASU better align an entity’s risk management activities and financial reporting for hedging relationships through changes to both the designation and measurement guidance for qualifying hedging relationships and the presentation of hedge results. The new authoritative guidance will be effective for reporting periods after January 1, 2019 with early adoption permitted. The Company is evaluating the new guidance and its impact on the Company’s Consolidated Statements of Operations and Consolidated Statements of Financial Condition.

Compensation—Stock Compensation (Topic 718) In March 2016, FASB issued ASU No. 2016-09, Improvements to Employee Share-Based Payment Accounting. FASB issued this ASU as part of its Simplification Initiative. The areas for simplification in this ASU involve several aspects of the accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities, and classification on the statement of cash flows. Amendments in this ASU relate to the timing of when excess tax benefits are recognized, minimum statutory withholding requirements, forfeitures, and intrinsic value should be applied using a modified retrospective transition method by means of a cumulative-effect adjustment to equity as of the beginning of the period in which the guidance is adopted. Amendments related to the presentation of employee taxes paid on the statement of cash flows when an employer withholds shares to meet the minimum statutory withholding requirement should be applied retrospectively. Amendments in this ASU require recognition of excess tax benefits and tax deficiencies in the income statement and the practical expedient for estimating expected term should be applied prospectively.

An entity may elect to apply the amendments in this ASU related to the presentation of excess tax benefits on the statement of cash flows using either a prospective transition method or a retrospective transition method. The amendments in this ASU are effective for annual periods beginning after December 15, 2016, and interim periods within those annual periods. This ASU became effective for the Company on January 1, 2017 and did not have a material impact on the Company’s Consolidated Financial Statements.

In May 2017, the FASB issued ASU 2017-09, Scope of Modification Accounting. The new standard provides guidance about which changes to the terms or conditions of a share-based payment award require an entity to apply modification accounting in Topic 718. This pronouncement is effective for annual reporting periods beginning after December 15, 2017 but early adoption is permitted. The Company is currently evaluating the impact of adopting this guidance.

Financial Instruments—Credit Losses (Topic 326) In June 2016, FASB issued ASU No. 2016-13, Measurement of Credit Losses on Financial Instruments. Current GAAP requires an “incurred loss” methodology for recognizing credit losses that delays recognition until it is probable a loss has been incurred. The main objective of this ASU is to provide financial statement users with more decision-useful information about the expected credit losses on financial instruments and other commitments to extend credit held by a reporting entity at each reporting date. The amendments in this ASU replace the incurred loss impairment methodology in current GAAP with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. The amendments in this ASU require a financial asset (or group of financial assets) measured at amortized cost basis to be presented at the net amount expected to be collected. The allowance for credit losses is a valuation account that is deducted from the amortized cost basis of the financial asset(s) to present the net carrying value at the amount expected to be collected on the financial asset. The measurement of expected credit losses will be based on relevant information about past events, including historical experience, current conditions, and reasonable and supportable forecasts that affect the collectability of the reported amount. The amendments in this ASU broaden the information that an entity must consider in developing its expected credit loss estimate for assets measured either collectively or individually. The use of forecasted information incorporates more timely information in the estimate of expected credit loss, which will be more decision useful to users of the financial statements. The amendments in this ASU will be effective for fiscal years beginning after December 15, 2019, including interim periods  within those fiscal years. Assuming the Company remains an emerging growth company, the new authoritative guidance will be effective for reporting periods after January 1, 2021. The Company is still evaluating the effects this ASU will have on the Company’s Consolidated Financial Statements. While the Company has not quantified the impact of this ASU, it does expect changing from the current incurred loss model to an expected loss model will result in an earlier recognition of losses.

Statement of Cash Flows (Topic 230) In August 2016, FASB issued ASU No. 2016-15, Classification of Certain Cash Receipts and Cash Payments. There is diversity in practice in how certain cash receipts and cash payments are presented and classified in the statement of cash flows under Topic 230 and other Topics. This ASU addresses eight specific cash flow issues with the objective of reducing the existing diversity in practice. Those eight issues are (1) debt prepayment or debt extinguishment costs, (2) settlement of zero-coupon debt instruments or other debt instruments with coupon interest rates that are insignificant in relation to the effective interest rate of the borrowing, (3) contingent consideration payments made after a business combination, (4) proceeds from the settlement of insurance claims, (5) proceeds from the settlement of corporate-owned life insurance policies, including bank-owned life insurance policies, (6) distributions received from equity method investees, (7) beneficial interests in securitization transactions, and (8) separately identifiable cash flows and application of the predominance principle. Current GAAP either is unclear or does not include specific guidance on these eight cash flow classification issues. These amendments provide guidance for each of the eight issues, thereby reducing current and potential future diversity in practice. The amendments in this ASU are effective for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. Early adoption is permitted, including adoption in an interim period. Assuming the Company remains an emerging growth company, the new authoritative guidance will be effective for reporting periods after January 1, 2019. The Company is currently evaluating the provisions of ASU No. 2016-15 to determine the potential impact the new standard will have on the Company’s Consolidated Financial Statements.

In November 2016, the FASB issued ASU No. 2016-18, Statement of Cash Flows (230), Restricted Cash. The ASU will require that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Therefore, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The amendments in this update apply to all entities that have restricted cash or restricted cash equivalents and are required to present a statement of cash flows under Topic 230. The amendment is effective for annual reporting periods beginning after December 15, 2017, and interim periods within those fiscal years. Early adoption of the update is permitted. Assuming the Company remains an emerging growth company, the new authoritative guidance will be effective for reporting periods after January 1, 2019. The Company does not expect this ASU to have a material impact on the Company’s Consolidated Financial Statements.

Income Taxes (Topic 740) In October 2016, the FASB issued ASU No. 2016-16, Income Taxes, Intra-Entity Transfers of Assets Other Than Inventory. The ASU was issued to improve the accounting for income tax consequences of intra-entity transfers of assets other than inventory. Current GAAP prohibits the recognition of current and deferred income taxes for an intra-entity asset transfer until the asset has been sold to an outside party; this update clarifies that an entity should recognize the income tax consequences of an intra-entity transfer of assets other than inventory when the transfer occurs. The amendment is effective for annual reporting periods beginning after December 15, 2017, and interim periods within those fiscal years. Early adoption of the update is permitted. Assuming the Company remains an emerging growth company, the new authoritative guidance will be effective for reporting periods after January 1, 2019. The Company does not expect this ASU to have a material impact on the Company’s Consolidated Financial Statements.

Consolidation (Topic 810) In October 2016, the FASB issued ASU No. 2016-17, Consolidation, Interests Held through Related Parties That Are under Common Control. The ASU was issued to amend the consolidation guidance on how a reporting entity that is the single decision maker of a variable interest entity (“VIE”) should treat indirect interests in the entity held through related parties that are under common control with the reporting entity when determining whether it is the primary beneficiary of that VIE. The primary beneficiary of a VIE is the reporting entity that has a controlling financial interest in a VIE and, therefore, consolidates the VIE. A reporting entity has an indirect interest in a VIE if it has a direct interest in a related party that, in turn, has a direct interest in the VIE. The amendment is effective for annual reporting periods beginning after December 15, 2016, and interim periods within those fiscal years. Early adoption of the update is permitted. The Company adopted this new authoritative guidance on January 1, 2017 and it did not have an impact on the Company’s Consolidated Financial Statements.

Business Combinations (Topic 805) In January 2017, the FASB issued ASU No. 2017-01, Clarifying the Definition of a Business. The guidance clarifies the definition of a business to assist entities with evaluating whether transactions should be accounted for as acquisitions or disposals of assets or businesses. This guidance is effective for annual and interim periods beginning after December 15, 2017. Early adoption is permitted. Assuming the Company remains an emerging growth company, the new authoritative guidance will be effective for reporting periods after January 1, 2019. The Company does not expect a material impact of this ASU on the Company’s Consolidated Financial Statements.

Intangibles—Goodwill and Other (Topic 350) In January 2017, FASB issued ASU No. 2017-04, Simplifying the Test for Goodwill Impairment. The amendments in this ASU are intended to reduce the cost and complexity of the goodwill impairment test by eliminating step two from the impairment test. The amendments modify the concept of impairment from the condition that exists when the carrying amount of goodwill exceeds its implied fair value to the condition that exists when the carrying amount of a reporting unit exceeds its fair value. Under the amendments in this ASU, an entity will perform its annual, or interim, goodwill impairment test by comparing the fair value of the reporting unit with its carrying amount. An impairment charge should be recognized for the amount which the carrying amount exceeds the reporting unit’s fair value; however, the loss recognized should not exceed the total amount of goodwill allocated to that reporting unit. The amendments in this ASU are effective for the Company’s annual or any interim goodwill impairment test in fiscal years beginning after December 15, 2019. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The Company is early adopting these amendments in 2017 and does not expect a material impact on the Company’s Consolidated Financial Statements.

Other Income (Subtopic 610-20) In February 2017, the FASB issued ASU No. 2017-05, Other Income-Gains and Losses from the Derecognition of Nonfinancial Assets.  This ASU will clarify the scope of Subtopic 610-20 and add guidance for partial sales of nonfinancial assets.   The amendments should be applied either on retrospectively to each period presented or with a modified retrospective approach.  The amendment is effective for annual periods beginning after December 15, 2018, and interim periods within annual periods beginning after December 15, 2019.  The Company is currently evaluating the provisions of ASU No. 2017-05 to determine the potential impact the new standard will have on the Company’s Consolidated Financial Statements.

Nonrefundable Fees and Other Costs (Subtopic 310-20) In March 2017, FASB issued ASU No. 2017-08, Receivables—Nonrefundable Fees and Other Costs. The amendments in the ASU shorten the amortization period for certain callable debt securities held at a premium at the earliest call date. Under current GAAP, the Company amortizes the premium as an adjustment of yield over the contractual life of the instrument. As a result, upon exercise of a call on a callable debt security held at a premium, the unamortized premium is charged to earnings. The ASU shortens the amortization period for certain callable debt securities held at a premium and requires the premium to be amortized to the earliest call date. However, the amendments do not require an accounting change for securities held at a discount; the discount continues to be amortized to maturity. The amendments are effective for annual periods beginning after December 15, 2019, and interim periods within annual periods beginning after December 15, 2020. Early adoption is permitted. The Company is required to apply the amendments on a modified retrospective basis through a cumulative-effect adjustment directly to retained earnings as of the beginning of the period of adoption. Assuming the Company remains an emerging growth company, the new authoritative guidance will be effective for reporting periods after January 1, 2020. The Company is currently evaluating the provisions of ASU No. 2017-08 to determine the potential impact the new standard will have on the Company’s Consolidated Financial Statements.

        The following reflect recent accounting pronouncements that have been adopted or are pending adoption by the Company. As the Company qualifies as an emerging growth company and has elected the extended transition period for complying with new or revised accounting pronouncements, it is not subject to new or revised accounting standards applicable to public companies during the extended transition period. The accounting pronouncements pending adoption below reflect effective dates for the Company as an emerging growth company with the extended transition period.

        Revenue from Contracts with Customers—In May 2014, FASB issued Accounting Standards Update ("ASU") No. 2014-09, deferred by ASU No. 2015-14 and clarifying standards, Revenue from Contracts with Customers, which creates Topic 606 and supersedes Topic 605, Revenue Recognition. The core principle of Topic 606 is that an entity recognizes revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. In general, the new guidance requires companies to use more judgment and make more estimates than under current guidance, including identifying performance obligations in the contract, estimating the amount of variable consideration to include in the transaction price and allocating the transaction price to each separate performance obligation. Under the terms of ASU No. 2015-14 the standard is effective for interim and annual periods beginning after December 15, 2017. Early application is permitted only as of annual reporting periods beginning after December 15, 2016, including interim reporting periods within that reporting period. For financial reporting purposes, the standard allows for either full retrospective adoption, meaning the standard is applied to all of the periods presented, or modified retrospective adoption, meaning the standard is applied only to the most current period presented in the financial statements with the cumulative effect of initially applying the standard recognized at the date of initial application. The Company is currently evaluating the provisions of ASU No. 2014-09 to determine the potential impact the standard will have on the Company's Consolidated Financial Statements. As a financial institution, the Company's largest component of revenue, interest income, is excluded from the scope of this ASU. The Company is currently evaluating which, if any, of its sources of non-interest income will be impacted by this ASU. The Company expects to adopt this new guidance on January 1, 2019, with a cumulative effect adjustment to opening retained earnings, if such adjustment is deemed to be significant. In April 2016, FASB issued ASU No. 2016-10, Identifying Performance Obligations and Licensing. The amendments in this ASU do not change the core principle of the guidance in Topic 606. Rather, the amendments in this ASU clarify the following two aspects of Topic 606: (1) identifying performance obligations and (2) licensing implementation guidance, while retaining the related principles for those areas. The amendments in this ASU affect the guidance in ASU 2014-09, discussed above, which is not yet effective. The effective date and transition requirements for the amendments in this ASU are the same as the effective date and transition requirements in Topic 606, Revenues from Contracts with Customers. The Company is evaluating the provisions of this ASU in conjunction with ASU No. 2014-09 to determine the potential impact Topic 606 and its amendments will have on the Company's Consolidated Financial Statements.

        In May 2016, FASB issued ASU No. 2016-12, Narrow-Scope Improvements and Practical Expedients, amending ASC Topic 606, Revenue from Contracts with Customers. The amendments in this ASU do not change the core principle of the guidance in Topic 606. Rather, the amendments in this ASU affect only several narrow aspects of Topic 606. The amendments in this ASU affect the guidance in ASU 2014-09, discussed above, which is not yet effective. The effective date and transition requirements for the amendments in this ASU are the same as the effective date and transition requirements in Topic 606. The Company is evaluating the provisions of this ASU in conjunction with ASU No. 2014-09 to determine the potential impact Topic 606 and its amendments will have on the Company's Consolidated Financial Statements.

        Customer's Accounting for Fees Paid in a Cloud Computing Arrangement In April 2015, FASB issued ASU No. 2015-05, Customer's Accounting for Fees Paid in a Cloud Computing Arrangement. The amendments in this ASU provide guidance to customers in cloud computing arrangements about whether a cloud computing arrangement includes a software license. If a cloud computing arrangement includes a software license, the customer should account for the software license element of the arrangement consistent with the acquisition of other software licenses. If a cloud computing arrangement does not include a software license, the customer should account for the arrangement as a service contract. The amendments were effective for annual periods, including interim periods within those annual periods, beginning after December 15, 2015 and were adopted by the Company as of January 1, 2016. This ASU did not have a material effect on the Company's Consolidated Financial Statements.

        Business Combinations—Simplifying the Accounting for Measurement-Period Adjustments —In September 2015, FASB issued ASU No. 2015-16, Simplifying the Accounting for Measurement-Period Adjustments. The amendments in this ASU require that an acquirer recognize adjustments to provisional amounts that are identified during the measurement period in the reporting period when the adjustment amounts are determined. The acquirer is required to record in the same period's financial statements the effect on earnings from changes in depreciation, amortization, or other income effects resulting from the change to provisional amounts, calculated as if the accounting had been completed at the acquisition date. The acquirer must present separately on the income statement, or disclose in the notes, the amount recorded in current-period earnings that would have been recorded in previous reporting periods if the provisional amount had been recognized at the acquisition date. The amendments in this ASU were effective for fiscal years beginning after December 15, 2015.

        The Company adopted this new authoritative guidance on January 1, 2016, and it did not have an impact on the Company's Consolidated Financial Statements, but may in the future.

        Recognition and Measurement of Financial Assets and Financial Liabilities—In January 2016, FASB issued ASU No. 2016-01, Recognition and Measurement of Financial Assets and Financial Liabilities. The amendments in this ASU require equity securities to be measured at fair value with changes in the fair value recognized through net income. The amendments allow equity investments that do not have readily determinable fair values to be remeasured at fair value under certain circumstances and require enhanced disclosures about those investments. The amendments simplify the impairment assessment of equity investments without readily determinable fair values. The amendments also eliminate the requirement to disclose the method(s) and significant assumptions used to estimate the fair value that is required to be disclosed for financial instruments measured at amortized cost on the balance sheet. The amendments in this ASU require separate presentation in other comprehensive income of the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk when the entity has elected to measure the liability at fair value in accordance with the fair value option for financial instruments. This amendment excludes from net income gains or losses that the entity may not realize because those financial liabilities are not usually transferred or settled at their fair values before maturity. The amendments in this ASU require separate presentation of financial assets and financial liabilities by measurement category and form of financial asset (that is, securities or loans and receivables) on the balance sheet or in the accompanying notes to the financial statements. The amendments in this ASU are effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. The Company is currently evaluating the provisions of ASU No. 2016-01 to determine the potential impact the new standard will have on the Company's Consolidated Financial Statements. Assuming the Company remains an emerging growth company, the new authoritative guidance will be effective for reporting periods after January 1, 2019 and is not expected to have a significant impact on the Company's Consolidated Financial Statements.

        Leases (Topic 842)—In February 2016, FASB issued ASU No. 2016-02, Leases. The amendments in this ASU require lessees to recognize the following for all leases (with the exception of short-term) at the commencement date; a lease liability, which is a lessee's obligation to make lease payments arising from a lease, measured on a discounted basis; and a right-of-use asset, which is an asset that represents the lessee's right to use, or control the use of, a specified asset for the lease term. The amendments in this ASU leave lessor accounting largely unchanged, although certain targeted improvements were made to align lessor accounting with the lessee accounting model. This ASU simplifies the accounting for sale and leaseback transactions primarily because lessees must recognize lease assets and lease liabilities. Lessees will no longer be provided with a source of off-balance sheet financing. The amendments in this ASU are effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early application is permitted upon issuance. Lessees (for capital and operating leases) and lessors (for sales-type, direct financing, and operating leases) must apply a modified retrospective transition approach for leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements. The modified retrospective approach would not require any transition accounting for leases that expired before the earliest comparative period presented. Lessees and lessors may not apply a full retrospective transition approach. The Company is evaluating the new guidance and its impact on the Company's Consolidated Statements of Operations and Consolidated Statements of Financial Condition. Assuming the Company remains an emerging growth company, the new authoritative guidance will be effective for reporting periods after January 1, 2020. The Company expects an increase in assets and liabilities as a result of recording additional lease contracts where the Company is lessee.

        Derivatives and Hedging (Topic 815)—In March 2016, FASB issued ASU No. 2016-05, Effect of Derivative Contract Novations on Existing Hedge Accounting Relationships. The amendments in this ASU clarify that a change in the counterparty to a derivative instrument that has been designated as the hedging instrument under Topic 815 (Derivatives and Hedging) does not, in and of itself, require dedesignation of that hedging relationship provided that all other hedge accounting criteria continue to be met. The amendments in this ASU are effective for financial statements issued for fiscal years beginning after December 15, 2016, and interim periods within those fiscal years. An entity has an option to apply the amendments in this ASU on either a prospective basis or a modified retrospective basis. Early adoption is permitted, including adoption in an interim period. This ASU became effective for the Company on January 1, 2017 and is not expected to have a material impact on the Company's Consolidated Financial Statements.

        In March 2016, FASB issued ASU No. 2016-06, Contingent Put and Call Options in Debt Instruments. The amendments in this ASU clarify the requirements for assessing whether contingent call (put) options that can accelerate the payment of principal on debt instruments are clearly and closely related to their debt hosts. To determine how to account for debt instruments with embedded features, including contingent put and call options, an entity is required to assess whether the embedded derivatives must be bifurcated from the host contract and accounted for separately. Part of this assessment consists of evaluating whether the embedded derivative features are clearly and closely related to the debt host. Under existing guidance, for contingently exercisable options to be considered clearly and closely related to a debt host, they must be indexed only to interest rates or credit risk. ASU 2016-06 addresses inconsistent interpretations of whether an event that triggers an entity's ability to exercise the embedded contingent option must be indexed to interest rates or credit risk for that option to qualify as clearly and closely related. Diversity in practice has developed because the existing four-step decision sequence in ASC 815 focuses only on whether the payoff was indexed to something other than an interest rate or credit risk. As a result, entities have been uncertain whether they should (1) determine whether the embedded features are clearly and closely related to the debt host solely on the basis of the four-step decision sequence or (2) first apply the four-step decision sequence and then also evaluate whether the event triggering the exercisability of the contingent put or call option is indexed only to an interest rate or credit risk. This ASU clarifies that in assessing whether an embedded contingent put or call option is clearly and closely related to the debt host, an entity is required to perform only the four-step decision sequence in ASC 815 as amended by this ASU. The entity does not have to separately assess whether the event that triggers its ability to exercise the contingent option is itself indexed only to interest rates or credit risk. The amendments in this ASU are effective for financial statements issued for fiscal years beginning after December 15, 2016, and interim periods within those fiscal years. This ASU became effective for the Company on January 1, 2017 and is not expected to have a material impact on the Company's Consolidated Financial Statements.

        Compensation—Stock Compensation (Topic 718)—In March 2016, FASB issued ASU No. 2016-09, Improvements to Employee Share-Based Payment Accounting. FASB issued this ASU as part of its Simplification Initiative. The areas for simplification in this ASU involve several aspects of the accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities, and classification on the statement of cash flows. Amendments in this ASU relate to the timing of when excess tax benefits are recognized, minimum statutory withholding requirements, forfeitures, and intrinsic value should be applied using a modified retrospective transition method by means of a cumulative-effect adjustment to equity as of the beginning of the period in which the guidance is adopted. Amendments related to the presentation of employee taxes paid on the statement of cash flows when an employer withholds shares to meet the minimum statutory withholding requirement should be applied retrospectively. Amendments in this ASU require recognition of excess tax benefits and tax deficiencies in the income statement and the practical expedient for estimating expected term should be applied prospectively.

        An entity may elect to apply the amendments in this ASU related to the presentation of excess tax benefits on the statement of cash flows using either a prospective transition method or a retrospective transition method. The amendments in this ASU are effective for annual periods beginning after December 15, 2016, and interim periods within those annual periods. This ASU became effective for the Company on January 1, 2017 and is not expected to have a material impact on the Company's Consolidated Financial Statements.

        Financial Instruments—Credit Losses (Topic 326)—In June 2016, FASB issued ASU No. 2016-13, Measurement of Credit Losses on Financial Instruments. Current GAAP requires an "incurred loss" methodology for recognizing credit losses that delays recognition until it is probable a loss has been incurred. The main objective of this ASU is to provide financial statement users with more decision-useful information about the expected credit losses on financial instruments and other commitments to extend credit held by a reporting entity at each reporting date. The amendments in this ASU replace the incurred loss impairment methodology in current GAAP with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. The amendments in this ASU require a financial asset (or group of financial assets) measured at amortized cost basis to be presented at the net amount expected to be collected. The allowance for credit losses is a valuation account that is deducted from the amortized cost basis of the financial asset(s) to present the net carrying value at the amount expected to be collected on the financial asset. The measurement of expected credit losses will be based on relevant information about past events, including historical experience, current conditions, and reasonable and supportable forecasts that affect the collectability of the reported amount. The amendments in this ASU broaden the information that an entity must consider in developing its expected credit loss estimate for assets measured either collectively or individually. The use of forecasted information incorporates more timely information in the estimate of expected credit loss, which will be more decision useful to users of the financial statements. The amendments in this ASU will be effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Assuming the Company remains an emerging growth company, the new authoritative guidance will be effective for reporting periods after January 1, 2021. The Company is still evaluating the effects this ASU will have on the Company's Consolidated Financial Statements. While the Company has not quantified the impact of this ASU, it does expect changing from the current incurred loss model to an expected loss model will result in an earlier recognition of losses.

        Statement of Cash Flows (Topic 230)—In August 2016, FASB issued ASU No. 2016-15, Classification of Certain Cash Receipts and Cash Payments. There is diversity in practice in how certain cash receipts and cash payments are presented and classified in the statement of cash flows under Topic 230 and other Topics. This ASU addresses eight specific cash flow issues with the objective of reducing the existing diversity in practice. Those eight issues are (1) debt prepayment or debt extinguishment costs, (2) settlement of zero-coupon debt instruments or other debt instruments with coupon interest rates that are insignificant in relation to the effective interest rate of the borrowing, (3) contingent consideration payments made after a business combination, (4) proceeds from the settlement of insurance claims, (5) proceeds from the settlement of corporate-owned life insurance policies, including bank-owned life insurance policies, (6) distributions received from equity method investees, (7) beneficial interests in securitization transactions, and (8) separately identifiable cash flows and application of the predominance principle. Current GAAP either is unclear or does not include specific guidance on these eight cash flow classification issues. These amendments provide guidance for each of the eight issues, thereby reducing current and potential future diversity in practice. The amendments in this ASU are effective for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. Early adoption is permitted, including adoption in an interim period. Assuming the Company remains an emerging growth company, the new authoritative guidance will be effective for reporting periods after January 1, 2019. The Company is currently evaluating the provisions of ASU No. 2016-15 to determine the potential impact the new standard will have on the Company's Consolidated Financial Statements.

        In November 2016, the FASB issued ASU No. 2016-18, Statement of Cash Flows (230), Restricted Cash. The ASU will require that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Therefore, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The amendments in this update apply to all entities that have restricted cash or restricted cash equivalents and are required to present a statement of cash flows under Topic 230. The amendment is effective for annual reporting periods beginning after December 15, 2017, and interim periods within those fiscal years. Early adoption of the update is permitted. Assuming the Company remains an emerging growth company, the new authoritative guidance will be effective for reporting periods after January 1, 2019. The Company does not expect this ASU to have a material impact on the Company's Consolidated Financial Statements.

        Income Taxes (Topic 740)—In October 2016, the FASB issued ASU No. 2016-16, Income Taxes, Intra-Entity Transfers of Assets Other Than Inventory. The ASU was issued to improve the accounting for income tax consequences of intra-entity transfers of assets other than inventory. Current GAAP prohibits the recognition of current and deferred income taxes for an intra-entity asset transfer until the asset has been sold to an outside party; this update clarifies that an entity should recognize the income tax consequences of an intra-entity transfer of assets other than inventory when the transfer occurs. The amendment is effective for annual reporting periods beginning after December 15, 2017, and interim periods within those fiscal years. Early adoption of the update is permitted. Assuming the Company remains an emerging growth company, the new authoritative guidance will be effective for reporting periods after January 1, 2019. The Company does not expect this ASU to have a material impact on the Company's Consolidated Financial Statements.

        Consolidation (Topic 810)—In October 2016, the FASB issued ASU No. 2016-17, Consolidation, Interests Held through Related Parties That Are under Common Control. The ASU was issued to amend the consolidation guidance on how a reporting entity that is the single decision maker of a variable interest entity ("VIE") should treat indirect interests in the entity held through related parties that are under common control with the reporting entity when determining whether it is the primary beneficiary of that VIE. The primary beneficiary of a VIE is the reporting entity that has a controlling financial interest in a VIE and, therefore, consolidates the VIE. A reporting entity has an indirect interest in a VIE if it has a direct interest in a related party that, in turn, has a direct interest in the VIE. The amendment is effective for annual reporting periods beginning after December 15, 2016, and interim periods within those fiscal years. Early adoption of the update is permitted. The Company adopted this new authoritative guidance on January 1, 2017 and it did not have an impact on the Company's Consolidated Financial Statements.

        Business Combinations (Topic 805)—In January 2017, the FASB issued ASU No. 2017-01, Clarifying the Definition of a Business. The guidance clarifies the definition of a business to assist entities with evaluating whether transactions should be accounted for as acquisitions or disposals of assets or businesses. This guidance is effective for annual and interim periods beginning after December 15, 2017. Early adoption is permitted. Assuming the Company remains an emerging growth company, the new authoritative guidance will be effective for reporting periods after January 1, 2019. The Company does not expect a material impact of this ASU on the Company's Consolidated Financial Statements.

        Intangibles—Goodwill and Other (Topic 350)—In January 2017, FASB issued ASU No. 2017-04, Simplifying the Test for Goodwill Impairment. The amendments in this ASU are intended to reduce the cost and complexity of the goodwill impairment test by eliminating step two from the impairment test. The amendments modify the concept of impairment from the condition that exists when the carrying amount of goodwill exceeds its implied fair value to the condition that exists when the carrying amount of a reporting unit exceeds its fair value. Under the amendments in this ASU, an entity will perform its annual, or interim, goodwill impairment test by comparing the fair value of the reporting unit with its carrying amount. An impairment charge should be recognized for the amount which the carrying amount exceeds the reporting unit's fair value; however, the loss recognized should not exceed the total amount of goodwill allocated to that reporting unit. The amendments in this ASU are effective for the Company's annual or any interim goodwill impairment test in fiscal years beginning after December 15, 2019. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The Company is early adopting these amendments in 2017 and does not expect a material impact on the Company's Consolidated Financial Statements.

        Nonrefundable Fees and Other Costs (Subtopic 310-20)—In March 2017, FASB issued ASU No. 2017-08, Receivables—Nonrefundable Fees and Other Costs. The amendments in the ASU shorten the amortization period for certain callable debt securities held at a premium at the earliest call date. Under current GAAP, the Company amortizes the premium as an adjustment of yield over the contractual life of the instrument. As a result, upon exercise of a call on a callable debt security held at a premium, the unamortized premium is charged to earnings. The ASU shortens the amortization period for certain callable debt securities held at a premium and requires the premium to be amortized to the earliest call date. However, the amendments do not require an accounting change for securities held at a discount; the discount continues to be amortized to maturity. The amendments are effective for annual periods beginning after December 15, 2019, and interim periods within annual periods beginning after December 15, 2020. Early adoption is permitted. The Company is required to apply the amendments on a modified retrospective basis through a cumulative-effect adjustment directly to retained earnings as of the beginning of the period of adoption. Assuming the Company remains an emerging growth company, the new authoritative guidance will be effective for reporting periods after January 1, 2020. The Company is currently evaluating the provisions of ASU No. 2017-08 to determine the potential impact the new standard will have on the Company's Consolidated Financial Statements.